DEBT - Narrative (Details) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jul. 27, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2021 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ 6,300	$ 5,445		$ 5,310			$ 6,400		$ 2,900
Current portion of long-term debt		20,095		15,442
Accrued interest		100
Net carrying amount		179,324		118,865
Extinguishment of debt		0	$ 0	(2,317)	$ 0
Subsequent Event
Debt Instrument [Line Items]
Minimum liquidity covenant						$ 15,000
2022 Credit Agreement
Debt Instrument [Line Items]
Total unpaid principal		184,769
2022 Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Leverage ratio, maximum	2.5
2022 Term Loan
Debt Instrument [Line Items]
Current portion of long-term debt		8,400
Debt issuance cost, current		$ 1,200
2022 Term Loan | Line of Credit
Debt Instrument [Line Items]
Interest rate		6.60%
2022 Term Loan | Line of Credit | Variable Rate Component One | Alternate Base Rate
Debt Instrument [Line Items]
Debt instrument, rate	2.50%	7.90%
2022 Term Loan | Line of Credit | Variable Rate Component Two | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, rate	0.10%
2022 Term Loan | Line of Credit | Variable Rate Component Three | Applicable Rate
Debt Instrument [Line Items]
Debt instrument, rate	3.50%
2022 Revolving Credit Facility
Debt Instrument [Line Items]
Current portion of long-term debt		$ 14,100
Debt issuance cost, current		1,200
Predecessor 2021 Term Loan
Debt Instrument [Line Items]
Unamortized debt issuance costs				3,900
Current portion of long-term debt				2,800
Debt issuance cost, current				900
Net carrying amount				109,200
Predecessor 2021 Revolving Credit Facility
Debt Instrument [Line Items]
Current portion of long-term debt				15,000
Debt issuance cost, current				1,400
Predecessor 2018 Term Loan | Senior Notes
Debt Instrument [Line Items]
Extinguishment of debt				2,300
Secured Debt | 2022 Term Loan | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 175,000
Debt issuance cost	$ 7,500	200
Total unpaid principal		170,652		0
Secured Debt | 2022 Term Loan | Line of Credit | Other Current Assets
Debt Instrument [Line Items]
Debt issuance cost		51
Secured Debt | 2022 Term Loan | Line of Credit | Other Assets
Debt Instrument [Line Items]
Debt issuance cost		100
Secured Debt | Predecessor 2021 Term Loan | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity							110,000
Total unpaid principal		0		109,175
Secured Debt | Predecessor 2018 Term Loan | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity									90,000
Total unpaid principal		0		0
Secured Debt | Predecessor PPP Loan | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 6,800
Total unpaid principal		0		$ 0
Interest rate				1.00%
Accrued interest				$ 74
Line of credit facility, forgiveness				6,800
Revolving Credit Facility | 2022 Term Loan | Line of Credit
Debt Instrument [Line Items]
Debt term	4 years
Revolving Credit Facility | 2022 Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000								$ 35,000
Total unpaid principal		$ 14,117		$ 0
Interest rate		6.60%
Revolving Credit Facility | Predecessor 2021 Term Loan | Line of Credit
Debt Instrument [Line Items]
Interest rate				8.50%
Accrued interest				$ 0
Revolving Credit Facility | Predecessor 2021 Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 40,000
Total unpaid principal		$ 0		$ 15,000